INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the year	$ 110,913,884	$ 111,990,145	$ 78,759,610
Business combination		4,031,412	11,182,602
Purchases of the year	149,950,181	249,648,267	233,471,036
Production costs	25,177,920	24,672,636	23,227,844
Foreign currency translation	382,092	(1,206,764)	806,106
Subtotal	286,424,077	389,135,696	347,447,198
Inventories as of the end of the year	82,999,205	110,913,884	111,990,145
Cost of sales	$ 203,424,872	$ 278,221,812	$ 235,457,053